Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
OPERATING ACTIVITIES
Net loss for the period	$ (12,723,043)	$ (8,017,051)
Items not affecting cash:
Amortization and depreciation	637,932	2,059,965
Impairment expense		266,470
Arbitration settlement reserve	967,262	(3,948,608)
Gain on modification of debt	(30,688)
Change in fair value of promissory notes receivable	3,757
Change in fair value of warrant liability	194,035	(3,940,303)
Change in fair value of convertible debt	1,213,605	(1,976,934)
Accretion of debt		4,610
Share-based payments	2,432,456	2,576,412
Total Adjustments	(7,304,684)	(12,975,439)
Restricted cash		4,596
Accounts and other receivables	2,136,199	(884,149)
Government remittances	(121,007)	(393,867)
Publisher advance	1,373,325	1,526,326
Prepaid expenses and other	948,138	784,145
Held for sale - Eden		(275,191)
Accounts payable	(1,797,417)	2,923,555
Accrued liabilities	(1,133,265)	942,053
Players liability account		(4,596)
Deferred revenue	516,702	(1,469,385)
Changes in non-cash working capital	1,922,675	3,153,487
Net cash used in operating activities	(5,382,009)	(9,821,952)
INVESTING ACTIVITIES
Purchase of property and equipment	(37,131)	(47,671)
Net cash used in investing activities	(37,131)	(47,671)
FINANCING ACTIVITIES
Proceeds (payments) on promissory notes payable, net	50,053	(38,125)
Payments on lease financing	(6,690)	(141,077)
Payments on long-term debt		(50,714)
Net cash provided by financing activities	43,363	(229,916)
Impact of foreign exchange on cash	(237,640)	142,443
Change in cash	(5,613,417)	(9,957,096)
Cash, beginning of period	8,601,706	15,305,996
Cash, end of period	$ 2,988,289	$ 5,348,900